Convertible Redeemable Preferred Stock and Stockholders' Equity (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2015	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available
Available for grant, beginning			1,043,000
Available for grant, ending	1,043,000		932,375	1,043,000
Shares
Outstanding, Beginning	2,609,357	2,606,000	2,689,252		2,606,000	1,150,000
Granted	130,000	0	365,000		891,000	1,456,000
Exercised	(40,105)		(46,916)		(727,643)
Cancelled	(10,000)		(254,375)		(160,000)
Outstanding, Ending	2,689,252		2,752,961	2,689,252	2,609,357	2,606,000
Vested and exercisable	1,019,299		1,109,670	1,019,299
Vested and expected to vest	2,561,421		2,629,418	2,561,421
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.82	$ 0.25	$ 0.91		$ 0.25	$ 0.06
Granted	$ 2.75		$ 3.00		$ 1.85	$ 0.40
Exercised	$ 0.95		$ 0.24		$ 0.14
Canceled	$ 1.85		$ 1.47		$ 0.37
Outstanding, Ending	$ 0.91		$ 1.14	$ 0.91	$ 0.82	$ 0.25
Vested and exercisable	$ 0.43		$ 0.51	$ 0.43
Vested and expected to vest	$ 0.88		$ 1.11	$ 0.88
Remaining contractual term
Outstanding	8 years 6 months 29 days		7 years 4 months 28 days	8 years 6 months 29 days	8 years 6 months 7 days
Vested and exercisable	7 years 10 months 17 days		4 years 10 months 6 days
Vested and expected to vest	8 years 6 months 18 days		7 years 3 months 26 days
Aggregate intrinsic value of stock options outstanding and exercisable	$ 5,420		$ 4,957	$ 5,420
Share Based Compensation Arrangement by Share Based Payment Award Options Intrinsic Value [Abstract]
Outstanding	5,625		5,107	5,625	5,686
Vested and exercisable	2,619		2,768	2,619
Vested and expected to vest	$ 5,420		$ 4,957	$ 5,420